UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2009

                     DATE OF REPORTING PERIOD: JUNE 30, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


================================================================================

                           (ANALYTIC INVESTORS LOGO)

                               SEMI-ANNUAL REPORT

                                 June 30, 2009

                        THE ADVISORS' INNER CIRCLE FUND

                        Analytic Short-Term Income Fund

================================================================================

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND
                                                 JUNE 30, 2009

                                TABLE OF CONTENTS

Schedule of Investments ..............    1
Statement of Assets and Liabilities ..    4
Statement of Operations ..............    5
Statement of Changes in Net Assets ...    6
Financial Highlights .................    7
Notes to Financial Statements ........    8
Disclosure of Fund Expenses ..........   17

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, (i) by calling 1-866-777-7818; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND
                                                 JUNE 30, 2009 (UNAUDITED)

                                  (BAR CHART)

SECTOR WEIGHTINGS+:

U.S. Treasury Obligations            53.1%
U.S. Government Agency Obligations   36.9%
Corporate Obligations                 9.3%
Cash Equivalent                       0.6%
Purchased Option Contracts            0.1%

+    PERCENTAGES BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 37.0%

                                                    FACE AMOUNT      VALUE
                                                    -----------   -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 6.5%
      2.150%, 01/13/12 ..........................    $2,500,000   $ 2,498,342
                                                                  -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 30.5%
      5.375%, 08/15/09 ..........................     1,000,000     1,006,293
      4.000%, 08/05/11 ..........................     5,400,000     5,417,474
      2.500%, 03/02/12 ..........................       500,000       501,610
      1.968%, 11/15/11 STRIPS* (A) ..............     5,000,000     4,741,300
                                                                  -----------
                                                                   11,666,677
                                                                  -----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $14,160,189) ........................                  14,165,019
                                                                  -----------
U.S. TREASURY OBLIGATIONS -- 53.4%
U.S. TREASURY BILLS (B)
      0.420%, 11/19/09 (C) ......................    10,630,000     10,619,381
      0.351%, 02/11/10 (D) ......................       300,000       299,321
      0.049%, 07/09/09 ..........................     9,500,000     9,499,820
                                                                  -----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $20,397,870) ........................                  20,418,522
                                                                  -----------
CORPORATE OBLIGATIONS -- 9.4%
FINANCIALS -- 9.4%
   General Electric Capital
      3.000%, 12/09/11 ..........................     1,200,000     1,237,979
   Metropolitan Life Global Funding I
      5.125%, 11/09/11 ..........................       800,000       826,993
   Principal Life Income Funding Trusts
      5.200%, 11/15/10 ..........................     1,000,000     1,005,760
   Wells Fargo
      3.980%, 10/29/10 ..........................       500,000       509,461
                                                                  -----------
   TOTAL CORPORATE OBLIGATIONS
       (Cost $3,544,800) ........................                   3,580,193
                                                                  -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND
                                                 JUNE 30, 2009 (UNAUDITED)

PURCHASED OPTION CONTRACTS -- 0.1%

                                                                         CONTRACTS/
                                                                           SHARES        VALUE
                                                                         ----------   -----------
   CBOE Dow Jones Industrial Average Index, July 2009, 92 Call* ......         820    $        --
   S&P 500 Index, July 2009, 975 Call* ...............................          32          4,640
   CBOE Dow Jones Industrial Average Index, July 2009, 79 Put* .......         820         18,040
   S&P 500 Index, July 2009, 850 Put* ................................          32          9,600
                                                                                      -----------
   TOTAL PURCHASED OPTION CONTRACTS
      (Cost $50,356) .................................................                     32,280
                                                                                      -----------
CASH EQUIVALENT -- 0.6%
   HighMark Diversified Money Market Fund, Fiduciary Class, 0.670% (E)
      (Cost $234,262) ................................................     234,262        234,262
                                                                                      -----------
   TOTAL INVESTMENTS -- 100.5%
      (Cost $38,387,477) .............................................                 38,430,276
                                                                                      -----------
WRITTEN INDEX OPTION CONTRACTS -- (0.3) %
   CBOE Dow Jones Industrial Average Index, July 2009, 91 Call* ......        (820)        (4,100)
   S&P 500 Index, July 2009, 970 Call* ...............................         (32)        (6,400)
   CBOE Dow Jones Industrial Average Index, July 2009, 79 Put* .......        (150)        (4,500)
   CBOE Dow Jones Industrial Average Index, July 2009, 80 Put* .......        (820)       (36,080)
   CBOE Mini SPX Index, July 2009, 85 Put* ...........................        (175)        (4,900)
   CBOE Russell 2000 Index, July 2009, 460 Put* ......................         (32)        (5,952)
   CBOE S&P SmallCap Index, July 2009, 245 Put* ......................         (61)        (6,710)
   ISE SI Index, July 2009, 77.50 Put* ...............................         (46)        (2,990)
   PHLX Gold/Silver Index, July 2009, 117.50 Put* ....................         (82)        (2,460)
   S&P 100 Index, July 2009, 400 Put* ................................         (37)        (5,550)
   S&P 100 Index, July 2009, 400 Put* ................................         (37)        (4,995)
   S&P 500 Index, July 2009, 875 Put* ................................         (32)       (17,280)
                                                                                      -----------
   TOTAL WRITTEN INDEX OPTION CONTRACTS
      (Premiums received $187,981) ...................................                $  (101,917)
                                                                                      -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND
                                                 JUNE 30, 2009 (UNAUDITED)

The following forward foreign currency contracts were outstanding as of June 30, 2009:

                                                               UNREALIZED
                 CURRENCY TO     CURRENCY TO     CONTRACT     APPRECIATION
MATURITY DATE      RECEIVE         DELIVER         VALUE     (DEPRECIATION)
-------------   ------------    -------------   ----------   --------------
9/16/09         AUD 3,900,000   USD(3,168,520)  $3,133,224      $(35,295)
9/16/09         GBP   800,000   USD(1,322,718)   1,317,102        (5,616)
9/16/09         SEK25,000,000   USD(3,259,920)   3,227,106       (32,815)
9/16/09         USD 2,914,124   CAD(3,200,000)   2,914,124       156,635
9/16/09         USD 3,377,714   EUR(2,400,000)   3,377,714        12,241
9/16/09         USD   315,142   NOK(2,000,000)     315,142         4,901
9/16/09         USD 2,438,050   NZD(3,800,000)   2,438,050       (10,514)
                                                                --------
                                                                $ 89,537
                                                                ========

The following futures contracts were outstanding as of June 30, 2009:

                   NUMBER
CONTRACT             OF        SETTLEMENT      UNREALIZED
DESCRIPTION      CONTRACTS        MONTH       DEPRECIATION
-----------      ---------   --------------   ------------
CBOE VIX Index        7         July 2009       $(17,568)
U.S. 2 Year Note    105      September 2009      (44,664)
                                                --------
                                                $(62,232)
                                                ========

     PERCENTAGES ARE BASED ON NET ASSETS OF $38,236,545.

*    NON-INCOME PRODUCING SECURITY.

(A)  ZERO COUPON BOND.

(B)  THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(C) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN WRITTEN INDEX OPTION CONTRACTS.

(D) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURES CONTRACTS.

(E)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2009.

STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL SECURITIES

CURRENCY LEGEND
AUD AUSTRALIAN DOLLAR
CAD CANADIAN DOLLAR
EUR EURO DOLLAR
GBP BRITISH POUND
NOK NORWEGIAN KRONE
NZD NEW ZEALAND DOLLAR
SEK SWEDISH KRONE
USD U.S. DOLLAR

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND
                                                 JUNE 30, 2009 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

ASSETS
Investments, at Cost ..........................................................   $38,387,477
                                                                                  ===========
Investments, at Value -- Note 2 ...............................................    38,430,276
Unrealized Appreciation on Forward Contracts ..................................       173,777
Dividends and Interest Receivable .............................................       154,783
Receivable due from Investment Adviser ........................................        14,028
Receivable for Capital Shares Sold ............................................         5,956
Receivable for Variation Margin on Futures Contracts ..........................         4,200
Prepaid Expenses ..............................................................        17,041
                                                                                  -----------
   Total Assets ...............................................................    38,800,061
                                                                                  -----------
LIABILITIES
Payable for Capital Shares Redeemed ...........................................       253,055
Options Written, at Value (Premiums Received $187,981) ........................       101,917
Unrealized Depreciation on Forward Contracts ..................................        84,241
Income Distribution Payable ...................................................         1,194
Payable due to Administrator ..................................................        10,274
Payable for Variation Margin on Futures Contracts .............................         3,281
Payable due to Trustees .......................................................         2,708
Chief Compliance Officer Fees Payable .........................................         2,470
Other Accrued Expenses ........................................................       104,376
                                                                                  -----------
   Total Liabilities ..........................................................       563,516
                                                                                  -----------
NET ASSETS ....................................................................   $38,236,545
                                                                                  ===========
NET ASSETS CONSIST OF:
Paid-in Capital ...............................................................   $41,631.977
Distributions in Excess of Net Investment Income ..............................      (573,764)
Accumulated Net Realized Loss .................................................    (2,977,836)
Unrealized Appreciation on Investments and Written Options ....................       128,863
Unrealized Depreciation on Futures Contracts ..................................       (62,232)
Unrealized Appreciation on Foreign Currency and Translation of Other Assets and
   Liabilities in Foreign Currency ............................................        89,537
                                                                                  -----------
Net Assets ....................................................................   $38,236,545
                                                                                  ===========
INSTITUTIONAL CLASS SHARES:
Outstanding Shares of Beneficial Interest (unlimited authorization -- no par
   value) .....................................................................     3,869,339
                                                                                  -----------
NET ASSET VALUE PER SHARE .....................................................   $      9.88
                                                                                  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND
                                                 FOR THE SIX MONTHS ENDED
                                                 JUNE 30, 2009 (UNAUDITED)

STATEMENT OF OPERATIONS

INVESTMENT INCOME

Interest Income ..................................................   $  617,304
Dividend Income ..................................................        2,646
                                                                     ----------
   TOTAL INVESTMENT INCOME .......................................      619,950
                                                                     ----------
EXPENSES
Investment Advisory Fees .........................................       67,953
Administration Fees ..............................................       63,271
Chief Compliance Officer Fees ....................................        4,519
Trustees' Fees ...................................................        3,280
Shareholder Servicing Fees .......................................       83,579
Transfer Agent Fees ..............................................       42,075
Printing Fees ....................................................       25,279
Legal Fees .......................................................       21,685
Registration and Filing Fees .....................................       10,899
Audit Fees .......................................................        8,968
Pricing Fees .....................................................        3,715
Custodian Fees ...................................................        2,147
Other Expenses ...................................................        2,059
                                                                     ----------
   TOTAL EXPENSES ................................................      339,429
Less:
Waiver of Investment Advisory Fees ...............................      (67,953)
Reimbursement of Expenses by Investment Adviser ..................     (122,280)
Fees Paid Indirectly--Note 4 .....................................         (164)
                                                                     ----------
   NET EXPENSES ..................................................      149,032
                                                                     ----------
NET INVESTMENT INCOME ............................................      470,918
                                                                     ----------
NET REALIZED GAIN ON:
   Investments ...................................................       46,854
   Written Option Contracts ......................................    1,156,209
   Foreign Currency Transactions .................................       95,164
   Futures Contracts .............................................      113,860
                                                                     ----------
   TOTAL NET REALIZED GAIN .......................................    1,412,087
                                                                     ----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments ...................................................     (673,274)
   Written Option Contracts ......................................      (12,499)
   Foreign Currency Transactions .................................        4,247
   Futures Contracts .............................................     (166,618)
                                                                     ----------
   NET CHANGE IN UNREALIZED DEPRECIATION .........................     (848,144)
                                                                     ----------
   NET REALIZED AND UNREALIZED GAIN ..............................      563,943
                                                                     ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................   $1,034,861
                                                                     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                      SIX MONTHS        YEAR
                                                                        ENDED           ENDED
                                                                    JUNE 30, 2009   DECEMBER 31,
                                                                     (UNAUDITED)        2008
                                                                    -------------   ------------
OPERATIONS:
   Net Investment Income .........................................  $    470,918    $  2,238,264
   Net Realized Gain (Loss) ......................................     1,412,087      (5,820,960)
   Net Change in Unrealized Appreciation (Depreciation) ..........      (848,144)        333,002
                                                                    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..     1,034,861      (3,249,694)
                                                                    ------------    ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .........................................      (479,909)     (1,297,175)
   Tax Return of Capital .........................................            --      (1,122,098)
   Realized Capital Gains ........................................            --        (359,267)
                                                                    ------------    ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .............................      (479,909)     (2,778,540)
                                                                    ------------    ------------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class Shares:
      Issued .....................................................     2,084,010      33,453,352
      Reinvestment of Distributions ..............................       467,165       2,724,158
      Redemption Fees ............................................            --           2,230
      Redeemed ...................................................   (21,375,959)    (51,764,473)
                                                                    ------------    ------------
   NET DECREASE FROM CAPITAL SHARE TRANSACTIONS ..................   (18,824,784)    (15,584,733)
                                                                    ------------    ------------
   TOTAL DECREASE IN NET ASSETS ..................................   (18,269,832)    (21,612,967)
                                                                    ------------    ------------
NET ASSETS:
   Beginning of Period ...........................................    56,506,377      78,119,344
                                                                    ------------    ------------
   End of Period .................................................  $ 38,236,545    $ 56,506,377
                                                                    ============    ============
   Distributions in Excess of Net Investment Income ..............  $   (573,764)   $   (564,773)
                                                                    ============    ============
SHARE TRANSACTIONS:
   Institutional Class Shares:
      Issued .....................................................       214,107       3,246,163
      Reinvestment of Distributions ..............................        47,840         266,809
      Redeemed ...................................................    (2,193,874)     (5,180,692)
                                                                    ------------    ------------
   NET DECREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS ....    (1,931,927)     (1,667,720)
                                                                    ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                             SIX MONTHS
                                                               ENDED                       YEARS ENDED DECEMBER 31,
                                                           JUNE 30, 2009   -------------------------------------------------------
                                                           (UNAUDITED)##     2008        2007        2006        2005        2004
                                                           -------------   -------     -------     -------     -------     -------
Net Asset Value,
   Beginning of Period .................................      $  9.74      $ 10.46     $ 10.29     $ 10.24     $ 10.37     $ 10.45
                                                              -------      -------     -------     -------     -------     -------
Income from Investment Operations:
   Net Investment Income* ..............................         0.10         0.30        0.44        0.41        0.28        0.16
   Net Realized and Unrealized Gain (Loss) .............         0.14        (0.65)       0.19        0.06        0.05        0.06
                                                              -------      -------     -------     -------     -------     -------
   Total from Investment Operations ....................         0.24        (0.35)       0.63        0.47        0.33        0.22
                                                              -------      -------     -------     -------     -------     -------
Redemption Fees ........................................           --           --**        --**        --          --          --
                                                              -------      -------     -------     -------     -------     -------
Dividends and Distributions:
   Net Investment Income ...............................        (0.10)       (0.17)      (0.45)      (0.40)      (0.46)      (0.27)
   Tax Return of Capital ...............................           --        (0.15)         --       (0.02)         --          --
   Net Realized Gains ..................................           --        (0.05)      (0.01)         --          --       (0.03)
                                                              -------      -------     -------     -------     -------     -------
   Total Dividends and Distributions ...................        (0.10)       (0.37)      (0.46)      (0.42)      (0.46)      (0.30)
                                                              -------      -------     -------     -------     -------     -------
Net Asset Value,
   End of Period .......................................      $  9.88      $  9.74     $ 10.46     $ 10.29     $ 10.24     $ 10.37
                                                              =======      =======     =======     =======     =======     =======
TOTAL RETURN+ ..........................................         2.50%       (3.47)%      6.18%       4.70%       3.20%       2.12%
                                                              =======      =======     =======     =======     =======     =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ..................      $38,237      $56,506     $78,119     $65,053     $48,349     $25,874
Ratio of Expenses to Average Net Assets ................         0.66%(2)     0.61%(1)    0.61%(1)    0.61%(1)    0.60%(1)    0.60%
Ratio of Expenses to Average Net Assets (excluding
   Waivers, Reimbursements and Fees Paid Indirectly) ...         1.50%        1.28%       1.27%       1.47%       1.12%       1.55%
Ratio of Net Investment Income to Average Net Assets ...         2.08%        2.94%       4.28%       3.99%       2.70%       1.55%
Portfolio Turnover Rate ................................           37%         107%         54%         23%        100%         25%

## ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

*    PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES.

**   AMOUNT REPRESENTS LESS THAN $0.01.

+ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 0.60%.

(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 0.66%.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND
                                                 JUNE 30, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 33 funds. The financial statements herein are those of the Analytic Short-Term Income Fund (the "Fund"). The investment objective of the Fund is to provide a high level of income consistent with both low fluctuations in market value and low credit risk by investing primarily (at least 80% of its net assets) in "income-producing" U.S. government securities. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates and such differences could be material.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. There were no fair valued securities as of June 30, 2009.

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND

     In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on January 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level
     1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not in active markets, or inputs that are observable (either directly or indirectly) for substantially similar assets.

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at June 30, 2009:

INVESTMENTS IN SECURITIES             LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
-------------------------            ---------   -----------   -------   -----------
U.S. Government Agency Obligations   $      --   $14,165,019     $--     $14,165,019
U.S. Treasury Obligations                   --    20,418,522      --      20,418,522
Corporate Obligations                       --     3,580,193      --       3,580,193
Purchased Option Contracts              32,280            --      --          32,280
Cash Equivalent                        234,262            --      --         234,262
                                     ---------   -----------     ---     -----------
Total Investments in Securities      $ 266,542   $38,163,734     $--     $38,430,276
                                     =========   ===========     ===     ===========

OTHER FINANCIAL INSTRUMENTS           LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
---------------------------          ---------   -----------   -------   -----------
Written Index Option Contracts       $(101,917)  $        --     $--     $  (101,917)
Forwards                                    --        89,537      --          89,537
Futures                                (62,232)           --      --         (62,232)
                                     ---------   -----------     ---     -----------
Total Other Financial Instruments    $(164,149)  $    89,537     $--     $   (74,612)
                                     =========   ===========     ===     ===========

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND

     In October 2008, the FASB issued Staff Position 157-3, DETERMINING THE FAIR VALUE OF A FINANCIAL ASSET IN A MARKET THAT IS NOT ACTIVE ("FSP 157-3"), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Fund's approach to valuing financial assets.

     In April 2009, FASB Staff Position No. 157-4 -- DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("FSP 157-4") was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 -- FAIR VALUE MEASUREMENT. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the impact of FSP 157-4 on the Fund's financial statements.

     Options for which the primary market is a national securities exchange are valued at the last quoted sales price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options, and the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Fund's Board.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

     On January 1, 2008, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the "more-likely-than-not" threshold, based on the largest benefit that is more than 50 percent likely to be realized.

     The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Management has completed their analysis and has determined that the adoption of FIN 48 will not have an impact on the Fund's financial statements, and therefore the Fund did not record any tax expense in the current period. If the Fund were to record a tax expense as a result of the adoption of FIN 48, the tax expense would include any interest and penalties.

     The Fund files a U.S. federal income tax return. While the statute of limitations remains open to examine the Fund's U.S. federal income tax returns filed for the fiscal years 2005 to 2008, no examinations are in progress or anticipated at this time. However, management's conclusions regarding FIN 48 may be subject to review and

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND

     adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTION AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Discounts and premiums on securities purchased are amortized using the scientific method that approximates the effective interest method.

     FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The Fund uses currency forward as part of an investment strategy to gain exposure to global interest rates. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

     FUTURES CONTRACTS -- The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund uses futures contracts for various reasons including to protect the value of its investments against changes resulting from market conditions; to reduce transaction costs, to manage cash flows, and/or to enhance returns. Upon entering into a futures contract, the Fund will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in such contract. Risks of entering into futures contracts include the possibility that a change in the value of a contract may not correlate with the changes in the value of the underlying instruments. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its expiration date. Additionally, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

     OPTIONS WRITTEN/PURCHASED -- The Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Fund uses index and sector options to gain exposure to the credit risk associated with corporate bonds. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND

     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

     Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income for the Fund are declared daily and paid monthly. Distributions of net realized capital gains, if any, will be distributed annually. All distributions are recorded on the ex-dividend date.

     REDEMPTION FEES -- The Fund retains a redemption fee of 2.00% on redemptions of capital shares held less than 10 days. For the six months ended June 30, 2009 there were no redemption fees retained.

3. DERIVATIVE CONTRACTS:

Transactions in option contracts written for the period ended June 30, 2009, were as follows:

                                                      NUMBER OF
                                                      CONTRACTS     PREMIUMS
                                                      ---------   -----------
Outstanding at December 31, 2008                          962     $   194,187
Options written                                        11,403       1,980,984
Options terminated in closing purchase transactions    (2,139)       (514,205)
Options expired                                        (7,902)     (1,472,985)
                                                       ------     -----------
Outstanding at June 30, 2009                           (2,324)    $   187,981
                                                       ======     ===========

The Fund has adopted the provisions of FASB SFAS No. 161 "Disclosures about Derivative Instruments and Hedging Activities". SFAS No. 161 has established improved financial reporting about derivative instruments and hedging activities as it relates to disclosure associated with these types of investments. The following discloses the amounts related to the Fund's use of derivative instruments and hedging activities.

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND

                      FAIR VALUES OF DERIVATIVE INSTRUMENTS

                                               ASSET DERIVATIVES                     LIABILITY DERIVATIVES
                                         PERIOD ENDED JUNE 30, 2009                PERIOD ENDED JUNE 30, 2009
                                                (Unaudited)                               (Unaudited)
                                  ---------------------------------------   ---------------------------------------
                                         BALANCE SHEET                             BALANCE SHEET
                                           LOCATION            FAIR VALUE            LOCATION            FAIR VALUE
                                  --------------------------   ----------   --------------------------   ----------
DERIVATIVES NOT ACCOUNTED
   FOR AS HEDGING INSTRUMENTS
   UNDER STATEMENT 133:
                                  Receivables, Net Assets -                 Payables, Net Assets -
   Interest rate contracts           Unrealized Appreciation    $     --       Unrealized Depreciation    $ 44,664*
                                  Unrealized Appreciation on                Unrealized Depreciation on
   Foreign exchange contracts        Forward Contracts           173,777       Forward Contracts            84,240
                                  Receivables, Net Assets -                 Payables, Net Assets -
   Equity contracts                  Unrealized Appreciation      32,280       Unrealized Depreciation     119,485*
                                                                --------                                  --------
Total Derivatives not accounted
   for as hedging instruments
   under Statement 133                                          $206,057                                  $248,389
                                                                ========                                  ========

* INCLUDES CUMULATIVE APPRECIATION/DEPRECIATION OF FUTURES CONTRACTS AS REPORTED IN THE SCHEDULE OF INVESTMENTS. ONLY CURRENT DAY'S VARIATION MARGIN IS REPORTED WITHIN THE STATEMENT OF ASSETS & LIABILITIES.

       THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS
                  FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2009.

                      AMOUNT OF REALIZED GAIN OR (LOSS) ON
                        DERIVATIVES RECOGNIZED IN INCOME
                                   (UNAUDITED)

DERIVATIVES NOT ACCOUNTED                             FORWARD
FOR AS HEDGING INSTRUMENTS                            CURRENCY
UNDER STATEMENT 133:           OPTIONS     FUTURES   CONTRACTS      TOTAL
--------------------------   ----------   --------   ---------   ----------
Interest rate contracts      $       --   $207,983    $    --    $  207,983
Currency contracts                   --         --     95,164        95,164
Credit contracts                     --         --         --            --
Equity contracts              1,156,209    (94,123)        --     1,062,086
                             ----------   --------    -------    ----------
Total                        $1,156,209   $113,860    $95,164    $1,365,233

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND

               CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)
                       ON DERIVATIVES RECOGNIZED IN INCOME
                                   (UNAUDITED)

DERIVATIVES NOT ACCOUNTED                            FORWARD
FOR AS HEDGING INSTRUMENTS                           CURRENCY
UNDER STATEMENT 133:          OPTIONS    FUTURES    CONTRACTS     TOTAL
--------------------         --------   ---------   ---------   ---------
Interest rate contracts      $     --   $(207,812)    $   --    $(207,812)
Currency contracts                 --          --      4,246        4,246
Credit contracts                   --          --         --           --
Equity contracts              (31,416)     41,194         --        9,778
                             --------   ---------     ------    ---------
Total                        $(31,416)  $(166,618)    $4,246    $(193,788)
                             ========   =========     ======    =========

4. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investment Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

5. ADMINISTRATION, FEES PAID INDIRECTLY, SHAREHOLDER SERVICING, DISTRIBUTION, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for the Fund, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Fund's average daily net assets.

The Fund earned cash management credits which are used to offset transfer agent expenses. During the period ended June 30, 2009, the Fund earned credits of $164. These are presented as "Fees Paid Indirectly" in the Statement of Operations.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Fund for providing a variety of services, including record keeping and transaction processing. These shareholder servicing fees are based on the assets of the Fund that are serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Analytic Investors, Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings, Inc. These fees are disclosed on the Statement of Operations as Shareholder Servicing fees.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the arrangement.

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

Union Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.30% of the average daily net assets.

Effective May 1, 2009, the Adviser has voluntarily agreed to waive or limit its advisory fees or assume other expenses to limit the total annual fund operating expenses of the Fund (excluding dividend expenses) to 0.80%. The fee waiver/expense reimbursement arrangement for the Fund can be terminated at any time at the option of the Adviser. Prior to May 1, 2009, the Adviser had voluntarily agreed to waive or limit its advisory fees or assume other expenses to limit the total fund operating expenses of the Fund (excluding dividend expenses) to 0.60%.

7. INVESTMENT TRANSACTIONS:

The cost of securities purchased and the proceeds from securities sold and maturities, other than short-term investments and written index options for the period ended June 30, 2009, were as follows:

                                    U.S. GOVT.        U.S. GOVT.
PURCHASES   SALES AND MATURITIES    PURCHASES    SALES AND MATURITIES
----------  --------------------   -----------   --------------------
$3,100,568        $2,636,860        $7,924,950         $17,916,930

8. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from the distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income (loss), paid-in capital or accumulated net realized gain (loss), as appropriate, in the period the differences arise.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

        ORDINARY      LONG-TERM     RETURN OF
         INCOME     CAPITAL GAIN     CAPITAL       TOTAL
       ----------   ------------   ----------   ----------
2008   $1,358,663     $297,779     $1,122,098   $2,778,540
2007    3,130,613       45,776             --    3,176,389

As of December 31, 2008, the components of Accumulated Loss on a tax basis were as follows:

Capital Loss Carryforwards     $(4,186,463)
Post October Currency Losses      (453,358)
Net Unrealized Appreciation        689,601
Other Temporary Differences           (164)
                               -----------
Total Accumulated Loss         $(3,950,384)
                               ===========

For Federal income tax purposes, net capital loss carryforwards as of December 31, 2008 were $4,186,463, expiring in the year 2016, and may be carried forward and applied against future net capital gains.

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND

Post-October currency losses represent losses realized on foreign currency transactions from November 1, 2008 through December 31, 2008 that, in accordance with Federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

At June 30, 2009, the total cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities (excluding written index option contracts, forwards, and futures) held by the Fund were as follows:

  FEDERAL     APPRECIATED   DEPRECIATED   NET UNREALIZED
  TAX COST     SECURITIES    SECURITIES    APPRECIATION
-----------   -----------   -----------   --------------
$38,403,332     $82,927      $(55,983)        $26,944

9. OTHER:

At June 30, 2009, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for the Fund was as follows:

NO. OF SHAREHOLDERS   % OWNERSHIP
-------------------   -----------
         2               79.75%

These shareholders are comprised of omnibus accounts that are held on behalf of multiple underlying shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. SUBSEQUENT EVENTS:

The company has evaluated the need for disclosures and/or adjustments resulting from subsequent events through August 21, 2009, the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

                                  BEGINNING     ENDING                  EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED      PAID
                                    VALUE       VALUE       EXPENSE      DURING
                                    1/1/09     6/30/09      RATIOS      PERIOD*
                                  ---------   ---------   ----------   ---------
ANALYTIC SHORT-TERM INCOME FUND
ACTUAL FUND RETURN                $1,000.00   $1,025.00      0.66%       $3.30
HYPOTHETICAL 5% RETURN            $1,000.00   $1,021.53      0.66%       $3.30

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                         ANALYTIC SHORT-TERM INCOME FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-866-777-7818

                               INVESTMENT ADVISER:
                             Analytic Investors, LLC
                              555 West Fifth Street
                                   50th Floor
                              Los Angeles, CA 90013

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

     This information must be preceded or accompanied by a current prospectus for the Fund described.

ANA-SA-001-0700

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Scheduled of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/: Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: September 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/: Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: September 3, 2009


By (Signature and Title)                /s/: Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: September 3, 2009